Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2) (e)	ImmunityBio Total Shareholder Return ($) (3) (f)	Peer Group Total Shareholder Return ($) (4) (g)	Net Loss ($M) (h)	Revenue ($M) (i)

2025	12,716,953	6,222,909	5,761,037	2,920,536	14.85	119.92	(351.5)	113.3
2024	10,954,875	4,065,929	5,801,150	2,319,758	19.20	90.58	(413.6)	14.7
2023	1,156,903	262,372	961,711	622,399	37.66	91.84	(583.9)	0.6
2022	4,008,507	2,751,454	2,724,907	2,481,143	38.03	88.53	(417.3)	0.2
2021	29,016,727	10,356,288	2,888,272	1,170,403	45.61	99.37	(349.8)	0.9

Named Executive Officers, Footnote	As the valuation methods for “compensation actually paid” required by the SEC differ from those required in the Summary Compensation Table (SCT), the table below provides a reconciliation of the SCT amounts to the Compensation Actually Paid (CAP) amounts in the Pay Versus Performance table for Mr. Adcock and the average SCT and CAP amounts for our other NEOs for each of the last five years. The other Non-PEO NEOs for 2025 include Mr. Sachs, Dr. Soon-Shiong, and Ms. Lauer. The other Non-PEO NEOs for each of 2024, 2023, 2022, and 2021 include Mr. Sachs and Dr. Soon-Shiong.
PEO Total Compensation Amount	$ 12,716,953	$ 10,954,875	$ 1,156,903	$ 4,008,507	$ 29,016,727
PEO Actually Paid Compensation Amount	$ 6,222,909	4,065,929	262,372	2,751,454	10,356,288
Adjustment To PEO Compensation, Footnote	As the valuation methods for “compensation actually paid” required by the SEC differ from those required in the Summary Compensation Table (SCT), the table below provides a reconciliation of the SCT amounts to the Compensation Actually Paid (CAP) amounts in the Pay Versus Performance table for Mr. Adcock and the average SCT and CAP amounts for our other NEOs for each of the last five years. The other Non-PEO NEOs for 2025 include Mr. Sachs, Dr. Soon-Shiong, and Ms. Lauer. The other Non-PEO NEOs for each of 2024, 2023, 2022, and 2021 include Mr. Sachs and Dr. Soon-Shiong.
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

		Required Adjustments to Summary Compensation Table Totals to Determine “Compensation Actually Paid”
		Summary Compensation Table Total ($)	Summary Compensation Table Value of Stock Awards ($)	Summary Compensation Table Value of Option Awards ($)	Fair Value as of Year End of Equity Awards Granted During the Year ($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years ($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year ($)	Compensation Actually Paid ($)
	Year	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)-(b)-(c) +(d)+(e)+(f)

Richard Adcock	2025	12,716,953	2,787,828	8,353,406	4,780,201	(626,555)	493,544	6,222,909
Average of Other NEOs	2025	5,761,037	1,226,643	3,675,499	2,103,288	(216,284)	174,637	2,920,536

Non-PEO NEO Average Total Compensation Amount	$ 5,761,037	5,801,150	961,711	2,724,907	2,888,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,920,536	2,319,758	622,399	2,481,143	1,170,403
Adjustment to Non-PEO NEO Compensation Footnote	As the valuation methods for “compensation actually paid” required by the SEC differ from those required in the Summary Compensation Table (SCT), the table below provides a reconciliation of the SCT amounts to the Compensation Actually Paid (CAP) amounts in the Pay Versus Performance table for Mr. Adcock and the average SCT and CAP amounts for our other NEOs for each of the last five years. The other Non-PEO NEOs for 2025 include Mr. Sachs, Dr. Soon-Shiong, and Ms. Lauer. The other Non-PEO NEOs for each of 2024, 2023, 2022, and 2021 include Mr. Sachs and Dr. Soon-Shiong.
Summary Compensation Table to Compensation Actually Paid Reconciliation Table

		Required Adjustments to Summary Compensation Table Totals to Determine “Compensation Actually Paid”
		Summary Compensation Table Total ($)	Summary Compensation Table Value of Stock Awards ($)	Summary Compensation Table Value of Option Awards ($)	Fair Value as of Year End of Equity Awards Granted During the Year ($)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted in Prior Years ($)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year ($)	Compensation Actually Paid ($)
	Year	(a)	(b)	(c)	(d)	(e)	(f)	(g)=(a)-(b)-(c) +(d)+(e)+(f)

Richard Adcock	2025	12,716,953	2,787,828	8,353,406	4,780,201	(626,555)	493,544	6,222,909
Average of Other NEOs	2025	5,761,037	1,226,643	3,675,499	2,103,288	(216,284)	174,637	2,920,536

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Compared to Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Compared to Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Compared to Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Compared to Total Shareholder Return
Tabular List, Table
Pursuant to Item 402(v) of Regulation S-K, the Compensation Committee identified the following Financial and Commercial performance measures used in our STIP and LTIP programs as representing the performance measures used to link “compensation actually paid” in 2025 to the company’s performance:
•Revenue
•Adjusted EBITDA
•Clinical Development Goals (1)
_______________
(1)The Clinical Development goals are an operational metric, not a financial performance measure.

Total Shareholder Return Amount	$ 14.85	19.20	37.66	38.03	45.61
Peer Group Total Shareholder Return Amount	119.92	90.58	91.84	88.53	99.37
Net Income (Loss)	$ (351,500,000)	$ (413,600,000)	$ (583,900,000)	$ (417,300,000)	$ (349,800,000)
Company Selected Measure Amount	113,300,000	14,700,000	600,000	200,000	900,000
PEO Name	Richard Adcock
Additional 402(v) Disclosure	The fair value or change in fair value, as applicable, of equity awards was determined in accordance with ASC 718 by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for option awards, a Black-Scholes valuation model with updated assumptions for time to expiration, closing price of our common stock, volatility, and risk-free rate as of the applicable measurement date.
(3)Pursuant to SEC rules, TSR reflects an initial investment of $100 in the company’s common stock on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (December 31, 2021 – December 31, 2025), assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The company has never paid cash dividends on its common stock.
	(4)Peer Group TSR reflects an initial investment of $100 in the Nasdaq Biotechnology Index on December 31, 2021, which is the same index we used in the Stock Performance Graph in our Annual Report. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (December 31, 2021 – December 31, 2025), assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Clinical Development Goals
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,780,201
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(626,555)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,544
PEO | Summary Compensation Table Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,787,828)
PEO | Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,353,406)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,103,288
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,284)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,637
Non-PEO NEO | Summary Compensation Table Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,226,643)
Non-PEO NEO | Summary Compensation Table Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,675,499)